Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Activities:
Net earnings from continuing operations	55,642	51,494
Adjustments and items not affecting cash:
Depreciation of property, plant and equipment	108,974	91,978
Amortization of intangible assets	4,626	4,200
Other amortization	1,799	2,891
Deferred taxes	13,133	6,629
Unrealized loss (gain) on derivative financial instruments	3,046	(6,758)
Share-based compensation	3,203	2,000
Cost of equity funds used for construction purposes	(1,910)	(1,786)
Pension and post-employment expense	(2,050)	(302)
Write-down of long-lived assets	8,463	0
Non-Cash Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	0	(750)
Changes in non-cash operating items	(1,790)	(47,819)
Changes in non-cash operating items from discontinued operations	1,262	36
Cash used in discontinued operations	(1,682)	(4,388)
Net Cash Provided by (Used in) Operating Activities, Total	192,716	98,925
Financing Activities
Cash dividends on common shares	(57,848)	(52,335)
Cash dividends on preferred shares	(9,503)	(5,400)
Cash contributions from non-controlling interests	11,845	0
Production based cash contributions from non-controlling interest	8,976	1,672
Cash distributions to non-controlling interests	(4,738)	(7,263)
Issuance of common shares, net of costs	261,452	29,983
Proceeds from subscription receipts	110,503	0
Issuance of preferred shares, net of costs	96,271	0
Deferred financing costs	(3,043)	(2,240)
Increase in deferred insurance proceeds & revenue	13,132	0
Acquisition of non-controlling interest	(127,121)	0
Increase in long-term liabilities	236,528	950,346
Decrease in long-term liabilities	(286,552)	(685,472)
Increase (decrease) in advances in aid of construction	(48)	2,299
Increase (decrease) in other long-term liabilities	5,486	(1,574)
Net Cash Provided by (Used in) Financing Activities, Total	255,340	230,016
Investing Activities
(Increase) decrease in restricted cash	(11,034)	1,430
Increase in other assets	(2,751)	(3,004)
Distributions received in excess of equity income	264	727
Proceeds from sale of discontinued operations	20,826	24,968
Receipt of principal on notes receivable	280	109
Additions to property, plant and equipment	(432,373)	(158,377)
Acquisitions of long-term investments	(25,432)	0
Acquisitions of operating entities	(8,757)	(239,014)
Proceeds from sale of investment	5,709	3,408
Net Cash Provided by (Used in) Investing Activities, Total	(453,268)	(369,753)
Effect of exchange rate differences on cash	646	1,529
Decrease in cash and cash equivalents	(4,566)	(39,283)
Cash and cash equivalents, beginning of year	13,839	53,122
Cash and cash equivalents, end of year	9,273	13,839
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	60,682	44,185
Cash paid during the year for income taxes	2,571	1,107
Non-cash transactions
Non-cash transactions: Property, plant and equipment acquisitions in accruals	25,568	10,829